Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 28, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2016	Feb. 28, 2015
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 19,983	$ 18,335	$ 16,714	$ 17,315	$ 14,730	$ 10,388	$ 11,513	$ 11,842	$ 11,515	$ 8,290	$ 9,425
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 19,960	18,313	16,694	17,422	14,933	10,613	11,849	12,292	12,026	8,722	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 20,679	19,023	17,389	18,056	15,397	10,881	12,092	12,476	12,154	8,772	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 22,089	20,196	18,332	18,921	16,039	11,255	12,426	12,731	12,320	8,829	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 21,737	19,898	18,088	18,691	15,866	11,162	12,335	12,672	12,278	8,814	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,076	27,291	21,221	23,085	20,557	15,191	14,210	13,527	11,639	9,216	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,076	27,291	21,221	23,085	20,557	15,191	14,210	13,527	11,639	9,216	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,076	27,291	21,221	23,085	20,557	15,191	14,210	13,527	11,639	9,216	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,076	27,291	21,221	23,085	20,557	15,191	14,210	13,527	11,639	9,216	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,076	27,291	21,221	23,085	20,557	15,191	14,210	13,527	11,639	9,216	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 19,508	18,134	17,171	17,961	16,843	11,940	13,163	12,606	12,243	8,665	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 19,508	18,134	17,171	17,961	16,843	11,940	13,163	12,606	12,243	8,665	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 19,508	18,134	17,171	17,961	16,843	11,940	13,163	12,606	12,243	8,665	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 19,508	18,134	17,171	17,961	16,843	11,940	13,163	12,606	12,243	8,665	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 19,508	$ 18,134	$ 17,171	$ 17,961	$ 16,843	$ 11,940	$ 13,163	$ 12,606	$ 12,243	$ 8,665	$ 10,000